PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 98.8%
Automobile Components 0.3%
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	435,092	$16,716,235
Automobiles 4.7%
Tesla, Inc.*	1,158,454	303,248,504
Biotechnology 1.1%
Vertex Pharmaceuticals, Inc.*	195,524	68,806,851
Broadline Retail 6.7%
Amazon.com, Inc.*	2,582,027	336,593,040
MercadoLibre, Inc. (Brazil)*	78,009	92,409,461
		429,002,501
Capital Markets 2.5%
Goldman Sachs Group, Inc. (The)	147,185	47,473,050
Moody’s Corp.	83,849	29,155,974
S&P Global, Inc.	208,001	83,385,521
		160,014,545
Consumer Finance 0.5%
American Express Co.	176,176	30,689,859
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	228,951	123,262,639
Energy Equipment & Services 0.5%
Schlumberger NV	654,405	32,144,374
Entertainment 1.8%
Netflix, Inc.*	207,332	91,327,673
ROBLOX Corp. (Class A Stock)*	687,044	27,687,873
		119,015,546
Financial Services 6.6%
Adyen NV (Netherlands), 144A*	41,004	71,005,305
Mastercard, Inc. (Class A Stock)	413,044	162,450,205
Visa, Inc. (Class A Stock)(a)	811,711	192,765,128
		426,220,638

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation 2.0%
Uber Technologies, Inc.*(a)	2,930,779	$126,521,729
Health Care Equipment & Supplies 2.2%
Dexcom, Inc.*	451,065	57,966,363
Intuitive Surgical, Inc.*	239,070	81,747,596
		139,713,959
Health Care Providers & Services 1.5%
UnitedHealth Group, Inc.	197,166	94,765,866
Hotels, Restaurants & Leisure 3.1%
Airbnb, Inc. (Class A Stock)*	501,327	64,250,069
Chipotle Mexican Grill, Inc.*	18,377	39,308,403
Marriott International, Inc. (Class A Stock)	319,303	58,652,768
McDonald’s Corp.	136,910	40,855,313
		203,066,553
Interactive Media & Services 6.5%
Alphabet, Inc. (Class A Stock)*	1,070,193	128,102,102
Alphabet, Inc. (Class C Stock)*	1,065,126	128,848,292
Meta Platforms, Inc. (Class A Stock)*	566,179	162,482,050
		419,432,444
IT Services 2.2%
MongoDB, Inc.*	137,665	56,578,938
Snowflake, Inc. (Class A Stock)*(a)	471,047	82,894,851
		139,473,789
Media 0.5%
Trade Desk, Inc. (The) (Class A Stock)*	458,534	35,407,995
Personal Care Products 1.1%
L’Oreal SA (France)	155,282	72,435,341
Pharmaceuticals 6.3%
AstraZeneca PLC (United Kingdom), ADR	1,099,504	78,691,501
Eli Lilly & Co.	432,004	202,601,236
Novo Nordisk A/S (Denmark), ADR	785,452	127,109,697
		408,402,434

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 15.6%
Advanced Micro Devices, Inc.*	1,725,312	$196,530,290
ASML Holding NV (Netherlands)(a)	133,974	97,097,656
Broadcom, Inc.	175,081	151,870,512
Micron Technology, Inc.	446,294	28,165,614
NVIDIA Corp.	1,256,981	531,728,103
		1,005,392,175
Software 14.5%
Adobe, Inc.*	211,428	103,386,178
Cadence Design Systems, Inc.*	274,393	64,350,646
Crowdstrike Holdings, Inc. (Class A Stock)*	309,144	45,403,979
Microsoft Corp.	1,532,624	521,919,777
Salesforce, Inc.*	599,756	126,704,453
ServiceNow, Inc.*	123,521	69,415,096
		931,180,129
Specialized REITs 1.0%
American Tower Corp.	323,708	62,779,930
Specialty Retail 4.1%
Home Depot, Inc. (The)	240,382	74,672,265
O’Reilly Automotive, Inc.*	82,203	78,528,526
TJX Cos., Inc. (The)	773,289	65,567,174
Ulta Beauty, Inc.*	101,705	47,861,864
		266,629,829
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	2,190,963	424,981,093
Textiles, Apparel & Luxury Goods 5.0%
Lululemon Athletica, Inc.*	290,413	109,921,321
LVMH Moet Hennessy Louis Vuitton SE (France)	163,874	154,518,810
NIKE, Inc. (Class B Stock)	528,016	58,277,126
		322,717,257

Total Common Stocks (cost $2,825,807,870)		6,362,022,215

PGIM Jennison Growth Fund
Schedule of Investments as of June 30, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.8%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A (cost $38,245,832)	412,516	$51,246,316

Total Long-Term Investments (cost $2,864,053,702)		6,413,268,531

Short-Term Investments 4.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	27,673,112	27,673,112
PGIM Institutional Money Market Fund (cost $239,955,289; includes $238,592,427 of cash collateral for securities on loan)(b)(wi)	240,245,347	240,077,175

Total Short-Term Investments (cost $267,628,401)		267,750,287

TOTAL INVESTMENTS 103.7% (cost $3,131,682,103)		6,681,018,818
Liabilities in excess of other assets (3.7)%		(240,669,180)

Net Assets 100.0%		$6,440,349,638

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $236,645,569; cash collateral of $238,592,427 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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